Cover	Sep. 25, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2024
Entity File Number	1-13726
Entity Registrant Name	Chesapeake Energy Corporation
Entity Central Index Key	0000895126
Entity Tax Identification Number	73-1395733
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	405
Local Phone Number	848-8000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CHK
Security Exchange Name	NASDAQ
Class A Warrants to purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Warrants to purchase Common Stock
Trading Symbol	CHKEW
Security Exchange Name	NASDAQ
Class B Warrants to purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Warrants to purchase Common Stock
Trading Symbol	CHKEZ
Security Exchange Name	NASDAQ
Class C Warrants to purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class C Warrants to purchase Common Stock
Trading Symbol	CHKEL
Security Exchange Name	NASDAQ